Loans, impaired loans and allowance for credit losses	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
8.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	January 31, 2024			October 31, 2023
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$341,042	$1,115	$339,927	$344,182	$1,084	$343,098
Personal loans	104,124	2,302	101,822	104,170	2,414	101,756
Credit cards	17,166	1,232	15,934	17,109	1,237	15,872
Business and government	287,888	1,679	286,209	291,822	1,637	290,185
Total	$750,220	$6,328	$743,892	$757,283	$6,372	$750,911

(b) Impaired loans
(1)

	As at
	January 31, 2024			October 31, 2023
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,055	$533	$1,522	$1,864	$498	$1,366
Personal loans	1,180	623	557	1,176	664	512
Credit cards	–	–	–	–	–	–
Business and government	2,884	748	2,136	2,686	719	1,967
Total	$6,119	$1,904	$4,215	$5,726	$1,881	$3,845
By geography:
Canada	$1,776	$486	$1,290	$1,564	$514	$1,050
United States	–	–	–	–	–	–
Mexico	1,342	384	958	1,183	372	811
Peru	701	387	314	691	372	319
Chile	1,103	267	836	1,098	264	834
Colombia	399	127	272	356	97	259
Other international	798	253	545	834	262	572
Total	$6,119	$1,904	$4,215	$5,726	$1,881	$3,845
(1)	Interest income recognized on impaired loans during the three months ended January 31, 2024 was $18 (October 31, 2023 – $15).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of a set of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, interest rates, and house price indices, which are closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events up to the date of financial statements.
The Bank has applied expert credit judgement in the determination of the allowance for credit losses to capture, as described above, all relevant risk factors up to the end of the reporting period. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models.
The base case scenario reflects the impact of stronger economic growth for the U.S. compared to last quarter, as the resilience to the tightening in monetary conditions continues, while Canada’s economic growth is modestly weaker than assumed last quarter. The Bank expects economic activity to slow significantly in the first half of 2024 in both economies, as past hikes in monetary policy continue to spill over. However, they should avoid a formal recession due to strong consumption, and in the U.S., a robust support from fiscal policy and productivity growth. The Bank expects the monetary policy rate in Canada and the U.S. to start its easing phase in the second quarter of 2024, but this easing will occur more slowly than previously assumed, given headwinds to the reduction of inflation.
The optimistic scenario features somewhat stronger economic activity relative to the base case. The pessimistic scenario is based on the banking sector turmoil in the U.S. and Europe in the spring of 2023, and features weaker demand and deteriorating private sector financial conditions and confidence. These are reducing economic activity and inflation worldwide from the base case scenario, requiring central banks to reduce their monetary policy rates to mitigate the decline in economic activity and prevent inflation from falling below targeted ranges. Lastly, the very pessimistic scenario features a strong stagflationary impulse that leads to a protracted period of financial market uncertainty. This results in higher inflation, requiring central banks to raise their policy rate to higher levels than in the base case, in order to bring inflation under control, which is dampening economic activity.

The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at January 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.5	3.1	1.4	4.6	-2.3	3.8	-4.5	4.2
Consumer price index, y/y %	2.6	1.9	2.7	2.3	2.0	1.6	6.1	2.1
Unemployment rate, average %	6.4	6.1	6.1	4.5	8.2	6.8	10.4	7.1
Bank of Canada overnight rate target, average %	4.5	2.6	4.6	3.6	4.0	2.0	5.5	3.2
HPI - Housing Price Index, y/y % change	-3.7	2.0	-3.2	3.8	-7.3	2.8	-8.6	2.0
USD/CAD exchange rate, average	1.31	1.25	1.30	1.23	1.44	1.27	1.49	1.28
U.S.
Real GDP growth, y/y % change	1.3	2.4	1.9	3.4	-1.7	3.2	-3.5	3.4
Consumer price index, y/y %	2.8	2.2	3.0	2.6	2.1	1.9	6.6	2.4
Target federal funds rate, upper limit, average %	4.9	2.6	4.9	3.6	4.4	1.7	5.8	3.2
Unemployment rate, average %	4.1	4.5	4.0	4.0	5.7	5.0	7.4	5.2
Mexico
Real GDP growth, y/y % change	3.1	1.9	3.6	2.8	1.2	2.4	-1.5	2.9
Unemployment rate, average %	3.1	3.7	3.0	3.0	3.9	3.9	5.6	4.6
Chile
Real GDP growth, y/y % change	2.0	2.5	3.8	3.6	-0.3	3.1	-2.5	3.7
Unemployment rate, average %	8.3	7.1	8.0	6.4	9.5	7.4	11.2	7.7
Peru
Real GDP growth, y/y % change	2.3	2.6	2.9	3.6	0.4	3.1	-2.2	3.6
Unemployment rate, average %	6.7	6.9	5.9	5.1	8.3	7.2	12.1	8.5
Colombia
Real GDP growth, y/y % change	1.8	3.0	3.0	4.3	-0.1	3.5	-2.7	4.0
Unemployment rate, average %	10.2	10.0	9.4	7.8	12.7	10.4	18.5	12.4
Caribbean
Real GDP growth, y/y % change	3.9	3.8	4.4	4.7	1.9	4.3	-0.7	4.8
Global
WTI oil price, average USD/bbl	81	69	86	85	69	65	64	63
Copper price, average USD/lb	4.00	5.12	4.14	5.73	3.73	5.00	3.59	4.93
Global GDP, y/y % change	2.64	2.71	3.43	3.78	-0.01	3.39	-1.60	3.72

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2023	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	0.7	2.9	1.3	4.2	-2.2	3.5	-4.3	3.9
Consumer price index, y/y %	2.8	2.0	2.8	2.5	1.8	1.6	6.4	2.2
Unemployment rate, average %	6.0	5.7	5.7	4.2	7.6	6.3	9.7	6.6
Bank of Canada overnight rate target, average %	4.8	2.6	4.8	3.5	3.6	1.4	5.8	3.3
HPI - Housing Price Index, y/y % change	-1.9	1.4	-1.4	2.9	-5.5	2.2	-6.8	1.5
USD/CAD exchange rate, average	1.27	1.24	1.27	1.22	1.41	1.26	1.47	1.28
U.S.
Real GDP growth, y/y % change	1.0	1.9	1.5	2.7	-2.0	2.7	-3.8	3.0
Consumer price index, y/y %	3.2	2.2	3.5	2.6	1.9	1.8	7.0	2.5
Target federal funds rate, upper limit, average %	5.3	2.5	5.4	3.4	4.2	0.8	6.3	3.1
Unemployment rate, average %	4.1	4.5	3.9	4.1	5.6	5.0	7.2	5.2
Mexico
Real GDP growth, y/y % change	1.7	2.2	2.6	3.3	-0.2	2.7	-2.8	3.2
Unemployment rate, average %	3.7	3.9	3.6	3.2	4.7	4.1	6.8	4.9
Chile
Real GDP growth, y/y % change	1.3	2.9	2.8	4.6	-0.9	3.5	-3.1	4.1
Unemployment rate, average %	8.5	7.0	8.2	6.3	9.6	7.3	11.3	7.6
Peru
Real GDP growth, y/y % change	1.9	2.7	2.7	3.9	0.8	3.1	-1.4	3.6
Unemployment rate, average %	6.9	7.0	6.2	5.1	8.3	7.3	11.6	8.8
Colombia
Real GDP growth, y/y % change	2.4	3.0	3.7	4.3	1.4	3.4	-0.9	3.9
Unemployment rate, average %	9.2	9.9	8.6	7.9	11.1	10.3	15.6	12.3
Caribbean
Real GDP growth, y/y % change	3.8	3.8	4.5	4.9	2.8	4.2	0.5	4.7
Global
WTI oil price, average USD/bbl	78	66	84	82	68	63	62	61
Copper price, average USD/lb	3.97	5.01	4.11	5.65	3.70	4.89	3.56	4.83
Global GDP, y/y % change	2.75	2.45	3.62	3.48	0.10	3.10	-1.48	3.45

(iii)	Sensitivity
Relative to the base case scenario, the weighting of these multiple scenarios increased the reported allowance for credit losses for financial assets in Stage 1 and Stage 2 to $4,659 million (October 31, 2023 – $4,719 million) from $4,452 million (October 31, 2023 – $4,510 million).
If the Bank was to only use the very pessimistic scenario for the measurement of allowance for credit losses for such assets, the allowance for credit losses on performing financial instruments would be $788 million (October 31, 2023 – $786 million) higher than the reported allowance for credit losses as at January 31, 2024, excluding the consideration of changes in qualitative overlays or expert credit judgement. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under the current probability-weighted scenarios, if all performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $536 million (October 31, 2023 – $553 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2024
Residential mortgages	$1,084	$63	$(18)	$(14)	$1,115
Personal loans	2,414	411	(427)	(96)	2,302
Credit cards	1,237	290	(273)	(22)	1,232
Business and government	1,876	199	(86)	(58)	1,931
	$6,611	$963	$(804)	$(190)	$6,580
Presented as:
Allowance for credit losses on loans	$6,372				$6,328
Allowance for credit losses on acceptances (2)	90				96
Allowance for credit losses on off-balance sheet exposures (3)	149				156
(1)	Excludes amounts associated with other assets of $(1). The provision for credit losses, net of these amounts, is $962.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2022	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2023
Residential mortgages	$899	$31	$(15)	$23	$938
Personal loans	2,137	276	(250)	41	2,204
Credit cards	1,083	191	(204)	30	1,100
Business and government	1,368	140	(94)	(3)	1,411
	$5,487	$638	$(563)	$91	$5,653
Presented as:
Allowance for credit losses on loans	$5,348				$5,513
Allowance for credit losses on acceptances (1)	31				40
Allowance for credit losses on off-balance sheet exposures (2)	108				100
(1)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at January 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$246	$336	$533	$1,115
Personal loans	629	1,050	623	2,302
Credit cards	381	851	–	1,232
Business and government	512	419	748	1,679
Total (1)	$1,768	$2,656	$1,904	$6,328
(1)	Excludes allowance for credit losses of $269 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$265	$321	$498	$1,084
Personal loans	647	1,103	664	2,414
Credit cards	414	823	–	1,237
Business and government	535	383	719	1,637
Total (1)	$1,861	$2,630	$1,881	$6,372
(1)	Excludes allowance for credit losses of $257 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at January 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$209	$301	$428	$938
Personal loans	673	968	563	2,204
Credit cards	436	664	–	1,100
Business and government	315	293	663	1,271
Total (1)	$1,633	$2,226	$1,654	$5,513
(1)	Excludes allowance for credit losses of $155 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and r ever se r ep os.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	January 31, 2024				January 31, 2023
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$265	$321	$498	$1,084	$197	$296	$406	$899
Provision for credit losses
Remeasurement (1)	(65)	36	88	59	(31)	9	49	27
Newly originated or purchased financial assets	11	–	–	11	9	–	–	9
Derecognition of financial assets and maturities	(2)	(5)	–	(7)	(2)	(3)	–	(5)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	50	(37)	(13)	–	37	(29)	(8)	–
Stage 2	(11)	49	(38)	–	(7)	31	(24)	–
Stage 3	–	(21)	21	–	–	(13)	13	–
Gross write-offs	–	–	(23)	(23)	–	–	(22)	(22)
Recoveries	–	–	5	5	–	–	7	7
Foreign exchange and other movements	(2)	(7)	(5)	(14)	6	10	7	23
Balance at end of period	$246	$336	$533	$1,115	$209	$301	$428	$938
Personal loans
Balance at beginning of period	$647	$1,103	$664	$2,414	$665	$921	$551	$2,137
Provision for credit losses
Remeasurement (1)	(186)	221	352	387	(181)	242	183	244
Newly originated or purchased financial assets	93	–	–	93	90	–	–	90
Derecognition of financial assets and maturities	(23)	(46)	–	(69)	(21)	(37)	–	(58)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	172	(169)	(3)	–	157	(154)	(3)	–
Stage 2	(58)	82	(24)	–	(46)	63	(17)	–
Stage 3	(3)	(126)	129	–	(2)	(84)	86	–
Gross write-offs	–	–	(488)	(488)	–	–	(307)	(307)
Recoveries	–	–	61	61	–	–	57	57
Foreign exchange and other movements	(13)	(15)	(68)	(96)	11	17	13	41
Balance at end of period	$629	$1,050	$623	$2,302	$673	$968	$563	$2,204
Credit cards
Balance at beginning of period	$414	$823	$–	$1,237	$436	$647	$–	$1,083
Provision for credit losses
Remeasurement (1)	(99)	181	197	279	(74)	111	140	177
Newly originated or purchased financial assets	40	–	–	40	47	–	–	47
Derecognition of financial assets and maturities	(13)	(16)	–	(29)	(17)	(16)	–	(33)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	78	(78)	–	–	67	(67)	–	–
Stage 2	(34)	34	–	–	(35)	35	–	–
Stage 3	–	(70)	70	–	–	(60)	60	–
Gross write-offs	–	–	(316)	(316)	–	–	(241)	(241)
Recoveries	–	–	43	43	–	–	37	37
Foreign exchange and other movements	(5)	(23)	6	(22)	12	14	4	30
Balance at end of period	$381	$851	$–	$1,232	$436	$664	$–	$1,100
Total retail loans
Balance at beginning of period	$1,326	$2,247	$1,162	$4,735	$1,298	$1,864	$957	$4,119
Provision for credit losses
Remeasurement (1)	(350)	438	637	725	(286)	362	372	448
Newly originated or purchased financial assets	144	–	–	144	146	–	–	146
Derecognition of financial assets and maturities	(38)	(67)	–	(105)	(40)	(56)	–	(96)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	300	(284)	(16)	–	261	(250)	(11)	–
Stage 2	(103)	165	(62)	–	(88)	129	(41)	–
Stage 3	(3)	(217)	220	–	(2)	(157)	159	–
Gross write-offs	–	–	(827)	(827)	–	–	(570)	(570)
Recoveries	–	–	109	109	–	–	101	101
Foreign exchange and other movements	(20)	(45)	(67)	(132)	29	41	24	94
Balance at end of period	$1,256	$2,237	$1,156	$4,649	$1,318	$1,933	$991	$4,242
Non-retail loans:
Business and government
Balance at beginning of period	$635	$403	$748	$1,786	$322	$320	$695	$1,337
Provision for credit losses
Remeasurement (1)	(40)	92	162	214	20	11	85	116
Newly originated or purchased financial assets	212	–	–	212	97	–	–	97
Derecognition of financial assets and maturities	(196)	(34)	(2)	(232)	(73)	(8)	(3)	(84)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	44	(44)	–	–	22	(22)	–	–
Stage 2	(31)	32	(1)	–	(8)	8	–	–
Stage 3	–	(4)	4	–	–	(1)	1	–
Gross write-offs	–	–	(112)	(112)	–	–	(106)	(106)
Recoveries	–	–	26	26	–	–	12	12
Foreign exchange and other movements	(10)	(6)	(43)	(59)	–	4	(5)	(1)
Balance at end of period including off-balance sheet exposures	$614	$439	$782	$1,835	$380	$312	$679	$1,371
Less: Allowance for credit losses on off-balance sheet exposures (2)	(102)	(20)	(34)	(156)	(65)	(19)	(16)	(100)
Balance at end of period (2)	$512	$419	$748	$1,679	$315	$293	$663	$1,271
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$204,798	$1,087	$–	$205,885	$202,322	$957	$–	$203,279
Low	83,513	839	–	84,352	88,909	877	–	89,786
Medium	19,108	1,527	–	20,635	19,758	1,385	–	21,143
High	3,580	3,918	–	7,498	3,424	3,428	–	6,852
Very high	68	2,442	–	2,510	63	2,242	–	2,305
Loans not graded (2)	17,008	1,099	–	18,107	17,792	1,161	–	18,953
Default	–	–	2,055	2,055	–	–	1,864	1,864
Total	$328,075	$10,912	$2,055	$341,042	$332,268	$10,050	$1,864	$344,182
Allowance for credit losses	246	336	533	1,115	265	321	498	1,084
Carrying value	$327,829	$10,576	$1,522	$339,927	$332,003	$9,729	$1,366	$343,098
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,232	$223	$–	$30,455	$29,849	$211	$–	$30,060
Low	26,409	500	–	26,909	27,594	558	–	28,152
Medium	9,466	525	–	9,991	8,725	599	–	9,324
High	8,540	3,545	–	12,085	8,369	3,529	–	11,898
Very high	125	2,275	–	2,400	125	2,177	–	2,302
Loans not graded (2)	19,325	1,779	–	21,104	19,427	1,831	–	21,258
Default	–	–	1,180	1,180	–	–	1,176	1,176
Total	$94,097	$8,847	$1,180	$104,124	$94,089	$8,905	$1,176	$104,170
Allowance for credit losses	629	1,050	623	2,302	647	1,103	664	2,414
Carrying value	$93,468	$7,797	$557	$101,822	$93,442	$7,802	$512	$101,756
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,083	$43	$–	$2,126	$1,989	$42	$–	$2,031
Low	3,548	86	–	3,634	3,329	89	–	3,418
Medium	4,245	135	–	4,380	4,262	116	–	4,378
High	3,283	1,516	–	4,799	3,239	1,310	–	4,549
Very high	34	806	–	840	38	820	–	858
Loans not graded (1)	854	533	–	1,387	1,290	585	–	1,875
Default	–	–	–	–	–	–	–	–
Total	$14,047	$3,119	$–	$17,166	$14,147	$2,962	$–	$17,109
Allowance for credit losses	381	851	–	1,232	414	823	–	1,237
Carrying value	$13,666	$2,268	$–	$15,934	$13,733	$2,139	$–	$15,872
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$106,607	$5	$–	$106,612	$104,488	$3	$–	$104,491
Low	20,135	8	–	20,143	20,037	1	–	20,038
Medium	8,132	23	–	8,155	8,518	11	–	8,529
High	3,759	438	–	4,197	3,814	421	–	4,235
Very high	71	345	–	416	68	296	–	364
Loans not graded (1)	9,032	1,868	–	10,900	9,522	1,894	–	11,416
Default	–	–	–	–	–	–	–	–
Carrying value	$147,736	$2,687	$–	$150,423	$146,447	$2,626	$–	$149,073
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ cat e gory.

Total retail loans	As at January 31, 2024				As at October 31, 2023
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$343,720	$1,358	$–	$345,078	$338,648	$1,213	$–	$339,861
Low	133,605	1,433	–	135,038	139,869	1,525	–	141,394
Medium	40,951	2,210	–	43,161	41,263	2,111	–	43,374
High	19,162	9,417	–	28,579	18,846	8,688	–	27,534
Very high	298	5,868	–	6,166	294	5,535	–	5,829
Loans not graded (2)	46,219	5,279	–	51,498	48,031	5,471	–	53,502
Default	–	–	3,235	3,235	–	–	3,040	3,040
Total	$583,955	$25,565	$3,235	$612,755	$586,951	$24,543	$3,040	$614,534
Allowance for credit losses	1,256	2,237	1,156	4,649	1,326	2,247	1,162	4,735
Carrying value	$582,699	$23,328	$2,079	$608,106	$585,625	$22,296	$1,878	$609,799
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Investment grade	$156,569	$918	$–	$157,487	$160,148	$1,205	$–	$161,353
Non-investment grade	113,308	8,095	–	121,403	114,192	7,705	–	121,897
Watch list	25	3,532	–	3,557	28	3,340	–	3,368
Loans not graded (2)	2,539	18	–	2,557	2,500	18	–	2,518
Default	–	–	2,884	2,884	–	–	2,686	2,686
Total	$272,441	$12,563	$2,884	$287,888	$276,868	$12,268	$2,686	$291,822
Allowance for credit losses	512	419	748	1,679	535	383	719	1,637
Carrying value	$271,929	$12,144	$2,136	$286,209	$276,333	$11,885	$1,967	$290,185
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$234,219	$1,571	$–	$235,790	$240,044	$1,673	$–	$241,717
Non-investment grade	60,949	4,254	–	65,203	62,634	5,288	–	67,922
Watch list	4	996	–	1,000	1	1,103	–	1,104
Loans not graded (2)	5,303	–	–	5,303	5,205	–	–	5,205
Default	–	–	99	99	–	–	109	109
Total	$300,475	$6,821	$99	$307,395	$307,884	$8,064	$109	$316,057
Allowance for credit losses	102	20	34	156	100	20	29	149
Carrying value	$300,373	$6,801	$65	$307,239	$307,784	$8,044	$80	$315,908
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category .

Total non-retail loans	As at January 31, 2024				As at October 31, 2023
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$390,788	$2,489	$–	$393,277	$400,192	$2,878	$–	$403,070
Non-investment grade	174,257	12,349	–	186,606	176,826	12,993	–	189,819
Watch list	29	4,528	–	4,557	29	4,443	–	4,472
Loans not graded (2)	7,842	18	–	7,860	7,705	18	–	7,723
Default	–	–	2,983	2,983	–	–	2,795	2,795
Total	$572,916	$19,384	$2,983	$595,283	$584,752	$20,332	$2,795	$607,879
Allowance for credit losses	614	439	782	1,835	635	403	748	1,786
Carrying value	$572,302	$18,945	$2,201	$593,448	$584,117	$19,929	$2,047	$606,093
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category .

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at January 31, 2024 (2)				As at October 31, 2023 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$1,374	$647	$–	$2,021	$1,329	$617	$–	$1,946
Personal loans	638	387	–	1,025	648	360	–	1,008
Credit cards	251	193	373	817	238	157	345	740
Business and government	153	42	–	195	159	57	–	216
Total	$2,416	$1,269	$373	$4,058	$2,374	$1,191	$345	$3,910
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	January 31 2024	October 31 2023
Unpaid principal balance (1)	$251	$307
Credit related fair value adjustments	(61)	(87)
Carrying value	190	220
Stage 3 allowance	(1)	(1)
Carrying value net of related allowance	$189	$219
(1)	Represents principal amount owed net of write-offs.